Operating loss is stated after charging	12 Months Ended
Dec. 31, 2020
Operating loss is stated after charging [Abstract]
Operating loss is stated after charging
3.	Operating loss is stated after charging:

The following items have been included in operating loss:

	2020 £’000	2019 £’000	2018 £’000
Research and development costs	74,809	99,991	83,575
Loss on disposal of property, plant and equipment	1,064	3	135
Profit on derecognition of leases (Note 12)	(3,700)	-	-
Remeasurement of leases (Note 12)	(227)	-	-
Loss on write-offs of intangible fixed assets	-	306	170
Depreciation of property, plant and equipment (Note 11)	6,446	9,003	6,410
Amortization of intangible assets (Note 10)	-	210	297
Operating lease expense (Note 12)	296	486	4,205
Operating lease income (Note 5)	460	185	(622)
Realized foreign exchange (gains)/loss	477	189	(1,341)

Research and development costs are stated net of the Research and Development Expenditure Credit, totaling £227,000 for 2020 (2019: £396,000; 2018: £237,000).